Cover page Entity Addresses	Nov. 04, 2019
Entity Addresses [Line Items]
Entity Address, Address Line One	One Hartford Plaza
Entity Address, City or Town	Hartford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06155
City Area Code	(860)
Local Phone Number	547-5000